INTANGIBLE ASSETS AND GOODWILL, NET (Details 4) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Goodwill [Line Items]
Goodwill	S/ 635,975	S/ 636,149
Mibanco - Edyficar Peru [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	273,694	273,694
Prima AFP - AFP Union Vida [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	124,641	124,641
Credicorp Capital Colombia [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	77,746	80,022
Banco de Crédito del Perú [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	52,359	52,359
Atlantic Security Holding Corporation [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	29,795	29,795
Pacifico Seguros [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	36,354	36,354
Crediseguro Seguros Personales [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	96	0
Inversiones IMT [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	S/ 41,290	S/ 39,284